SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			4 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 25, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares sold	194,792			1,408,544
Proceeds from sale of BioCancell shares	$ 20		$ 113	$ 388